Operating Expenses, Depreciation and Amortization - Summary of Consolidated Operating Expense (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)
Operating Expense [Line items]
Administrative expenses		$ 21,081		$ 20,750		$ 18,653
Technology and energy departments [member]
Operating Expense [Line items]
Administrative expenses	$ 38	$ 754	$ 38	$ 712	$ 41	$ 660